ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2021	2022
Accrued payroll and welfare	$1,833	$1,742
Other tax payable	55	50
Accrued staff disbursement	1,048	1,010
Deposit payable	27	25
Other current liabilities (i)	6,406	8,137
Other accrued expenses	326	313
	$9,695	$11,277
(i)	The other current liabilities mainly consist of other payables to third parties of $15,327 that was financed from two third parties for the purpose of capital turnover for operation. The cash received from the other payable to third parties of $15,327 was pledged for certificated deposits in the banks as of December 31, 2020 as the Group need to undertake the guarantee responsibility, and the full amount therein was repaid to one of the third parties in 2021. It also consisted of the amounts due to AM Advertising and its subsidiaries mainly represent the borrowings from AM Advertising and its subsidiaries for the purpose of operation.